Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Summary of components of income before income taxes

	Year Ended
	December 31,
	2018	2019
Domestic	$56,426	$61,691
International	56,436	66,418
Income before income taxes	$112,862	$128,109

Summary of provision for income taxes

	Year Ended
	December 31,
	2018	2019
Current:
Federal	$18,634	$7,696
State	873	2,486
Foreign	11,303	12,824
	30,810	23,006
Deferred:
Federal	(7,655)	2,389
State	508	412
Foreign	(52,913)	(2,069)
	(60,060)	732
Provision for income taxes	$(29,250)	$23,738

Summary of reconciliation of the statutory federal income tax rate to the Company's effective income tax rate

	Year Ended
	December 31,
	2018	2019
Federal statutory rate	21.0%	21.0%
State income taxes, net of federal benefit	0.9	2.0
Permanent book/tax differences	(0.2)	0.2
Stock-based compensation	(2.4)	(2.3)
Tax credits	(3.3)	(3.6)
Foreign tax rate differential	(4.2)	(2.8)
Income tax reserves	(0.2)	0.9
Intercompany sales of certain operating assets	(41.1)	—
Net tax on foreign earnings (GILTI and FDII)	—	6.1
Other	(0.2)	(3.0)
U.S. tax reform	3.8	—
Effective income tax rate	(25.9)%	18.5%

Summary of deferred tax assets and liabilities

	As of December 31,
	2018	2019
Deferred tax assets:
Compensation accruals and DCP	$37,816	$36,195
NOL and credit carryforwards	10,013	11,544
Intangible assets including goodwill	15,199	10,371
Expenses not currently deductible	581	960
Allowance for accounts receivable	345	472
Other comprehensive income	195	394
Deferred revenue	8,185	—
Valuation allowance	(2,082)	(2,329)
Other	615	40
	70,867	57,647
Deferred tax liabilities:
Deferred revenue	—	12,830
Depreciation	240	707
Other	31	1,302
	271	14,839
Net deferred tax assets	$70,596	$42,808

Summary of reconciliation of the total amounts of unrecognized tax benefits

	Year Ended
	December 31,
	2018	2019
Unrecognized tax benefit, beginning of year	$872	$638
Additions based on tax positions related to:
Prior years	80	1,222
Reductions for tax positions related to prior years	(39)	(86)
Lapse of statute of limitations	(275)	(11)
Unrecognized tax benefit, end of year	$638	$1,763